As filed with the Securities and Exchange Commission on October 21, 2011

Securities Act File No. 333-169226

Investment Company Act File No. 811-22468

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 9	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 12	☒

ASHMORE FUNDS

(Exact Name of Registrant as Specified in Charter)

c/o Ashmore Investment Management Limited

61 Aldwych

London WC2B 4AE

England

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 011-44-20-3077-6000

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and Address of Agent for Service)

Copies to:

Alexandra Autrey c/o Ashmore Investment Management Limited 61 Aldwych London WC2B 4AE, England	David C. Sullivan, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This post-effective amendment relates solely to Institutional Class, Class A and Class C shares of Ashmore Emerging Markets Small-Cap Equity Fund (the “New Fund”), a new series of the Ashmore Funds (the “Trust”) and Class A and Class C shares of Ashmore Emerging Markets Equity Fund (i.e., collectively with the New Fund, the “Funds”), a series of the Trust. No information relating to any other series or shares of the Trust is amended or superseded hereby.

Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, Registrant declares that an indefinite number of its shares of common stock are being registered under the Securities Act of 1933 by this registration statement.

NOTICE

A copy of the Agreement and Declaration of Trust of the registrant (the “Trust”), together with all amendments thereto, is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trust by an officer of the Trust as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees or officers of the Trust or shareholders of any series of the Trust individually but are binding only upon the assets and property of the Trust or the respective series.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 9 (the “Amendment”) to its Registration Statement pursuant to Rule 485(b) of the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York and the State of New York on the 21st day of October, 2011.

By:	/s/ George Grunebaum
Name: Title:	George Grunebaum President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed on October 21, 2011 by the following persons in the capacities indicated:

Signature	Title	Date

/s/ George Grunebaum George Grunebaum	Trustee, President & Chief Executive Officer	October 21, 2011

/s/ Chris Tsutsui Chris Tsutsui	Treasurer and Principal Financial and Accounting Officer	October 21, 2011

/s/ Yeelong Balladon* Yeelong Balladon	Trustee

/s/ George Gorman* George Gorman	Trustee

/s/ Oliver Kane* Oliver Kane	Trustee

/s/ Martin Tully* Martin Tully	Trustee

*By:	/s/ Chris Tsutsui
Chris Tsutsui Attorney-In-Fact

Date:	October 21, 2011

Ashmore Funds

Exhibit Index

Exhibit	Exhibit Description

EX-101. INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase